PENN SERIES LARGE CAP GROWTH FUND
FUND SUMMARY: LARGE CAP GROWTH FUND
Investment Objective
The investment objective of the Large Cap Growth Fund (the “Fund”) is to seek long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PENN SERIES LARGE CAP GROWTH FUND Large Cap Growth Fund
Investment Advisory Fees		0.55%
Distribution (12b-1) Fees		none
Other Expenses		0.37%
Total Annual Fund Operating Expenses		0.92%
Plus Recouped Fees		0.04%
Total Annual Fund Operating Expenses	[1]	0.96%
[1]	Plus Recouped Fees

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs would be the same whether you stayed in the Fund or sold your shares at the end of each period. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PENN SERIES LARGE CAP GROWTH FUND Large Cap Growth Fund	98	306	531	1,178

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 153% of the average value of its portfolio.
Principal Investment Strategy
Under normal conditions, the Fund invests at least 80% of its net assets in common stocks of U.S. companies with large market capitalizations. This policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any change. For purposes of this policy, large capitalization companies have market capitalizations of more than $3 billion at the time of purchase. When selecting investments for the Fund, the Sub-Adviser seeks to identify large capitalization U.S. companies with strong earnings growth potential. Further, the Fund invests in securities of companies that the Sub-Adviser believes are favorably priced in relation to their fundamental value and will likely appreciate over time. These securities may be traded over the counter or listed on an exchange. While the Fund primarily invests in the common stocks of large capitalization companies, the Fund may invest a portion of its assets (no more than 20%) in small and medium capitalization companies. The Fund may participate in initial public offerings (“IPOs”).

In selecting companies for the Fund, the Sub-Adviser typically invests for the long-term and chooses securities that it believes offer strong opportunities for long-term capital appreciation. The Sub-Adviser generally considers selling a security when it reaches a target price, when it fails to perform as expected, or when other opportunities appear more attractive.

Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and may lower fund performance.
Principal Risks of Investing
Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Cap Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Fund’s performance could be reduced.

“Growth” Investing Risk. Growth stocks can be volatile for several reasons. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks.

Small-and Mid-Cap Risk. Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

IPOs Risk. The Fund may purchase securities in IPOs, which are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Portfolio Turnover Risk. The Fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower the Fund’s performance.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The Fund may be unable to sell illiquid securities at an advantageous time or price.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in common stocks in the hope of long-term capital appreciation.
Performance Information
The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. They represent the performance of the Fund’s previous managers for the period prior to August 1, 2008. Since August 1, 2008, Turner Investments, L.P. has been responsible for the Fund’s day-to-day portfolio management. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

Best Quarter	Worst Quarter
15.36%	-26.16%
06/30/03	12/31/08

Average Annual Total Return (for Periods Ended December 31, 2011)
Average Annual Total Returns PENN SERIES LARGE CAP GROWTH FUND	1 Year	5 Years	Since Inception	Inception Date
Large Cap Growth Fund	(6.77%)	(3.24%)	0.26%	May 01, 2002
Russell 1000 Growth Index (reflects no deduction for expenses and taxes)	2.64%	2.50%	3.98%	May 01, 2002